Document and Entity Information	Nov. 10, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001580864
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	VROOM, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39315
Entity Tax Identification Number	90-1112566
Entity Address, Address Line One	4700 Mercantile Dr.
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76137
City Area Code	(518)
Local Phone Number	535-9125
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	VRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false